PROPERTY, PLANT AND EQUIPMENT - Summaries of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	$ 2,387.1	$ 2,129.3
Disposals	(4.3)	(7.5)
Depreciation	(182.8)	(163.1)
(Impairment) reversal – net	(5.2)	1.7
Transfers and others	(12.6)	5.4
Foreign currency exchange differences	10.5	117.9
Property, plant and equipment, end	2,515.6	2,387.1
Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(6.9)
Depreciation	(1.4)	(2.2)
Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	329.8	268.8
Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		34.6
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	3,723.5
Property, plant and equipment, end	3,952.6	3,723.5
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(1,336.4)
Property, plant and equipment, end	(1,437.0)	(1,336.4)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	369.1	320.1
Disposals	(0.2)	(3.6)
Depreciation	(27.1)	(23.3)
(Impairment) reversal – net	0.0	0.0
Transfers and others	22.3	27.6
Foreign currency exchange differences	1.3	13.7
Property, plant and equipment, end	387.0	369.1
Buildings and land | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(0.4)
Buildings and land | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	22.0	34.6
Buildings and land | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Buildings and land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	623.9
Property, plant and equipment, end	666.9	623.9
Buildings and land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(254.8)
Property, plant and equipment, end	(279.9)	(254.8)
Simulators
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	1,652.9	1,415.1
Disposals	(3.6)	(3.2)
Depreciation	(127.3)	(113.2)
(Impairment) reversal – net	(4.4)	2.1
Transfers and others	170.5	208.8
Foreign currency exchange differences	8.5	88.6
Property, plant and equipment, end	1,727.8	1,652.9
Simulators | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(2.3)
Simulators | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	33.5	20.1
Simulators | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		34.6
Simulators | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	2,558.1
Property, plant and equipment, end	2,694.0	2,558.1
Simulators | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(905.2)
Property, plant and equipment, end	(966.2)	(905.2)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	59.1	66.2
Disposals	(0.2)	(0.1)
Depreciation	(22.6)	(21.2)
(Impairment) reversal – net	(0.2)	(0.1)
Transfers and others	10.1	(5.5)
Foreign currency exchange differences	0.2	3.1
Property, plant and equipment, end	61.6	59.1
Machinery and equipment | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(3.9)
Machinery and equipment | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	19.1	16.7
Machinery and equipment | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Machinery and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	208.9
Property, plant and equipment, end	223.5	208.9
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(149.8)
Property, plant and equipment, end	(161.9)	(149.8)
Aircraft
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	76.5	71.5
Disposals	(0.3)	(0.6)
Depreciation	(5.8)	(5.4)
(Impairment) reversal – net	(0.6)	(0.3)
Transfers and others	(4.4)	6.0
Foreign currency exchange differences	0.2	5.1
Property, plant and equipment, end	79.6	76.5
Aircraft | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	0.0
Aircraft | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	14.0	0.2
Aircraft | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Aircraft | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	103.1
Property, plant and equipment, end	108.6	103.1
Aircraft | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	(26.6)
Property, plant and equipment, end	(29.0)	(26.6)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	229.5	256.4
Disposals	0.0	0.0
Depreciation	0.0	0.0
(Impairment) reversal – net	0.0	0.0
Transfers and others	(211.1)	(231.5)
Foreign currency exchange differences	0.3	7.4
Property, plant and equipment, end	259.6	229.5
Assets under construction | Discontinued operations
Reconciliation of changes in property, plant and equipment [abstract]
Disposals	(0.3)
Assets under construction | Property, plant and equipment not subject to operating leases
Reconciliation of changes in property, plant and equipment [abstract]
Additions	241.2	197.2
Assets under construction | Purchase of assets under lease (Note 15)
Reconciliation of changes in property, plant and equipment [abstract]
Additions		0.0
Assets under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	229.5
Property, plant and equipment, end	259.6	229.5
Assets under construction | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, start	0.0
Property, plant and equipment, end	$ 0.0	$ 0.0